CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and due from banks	$ 174,258	$ 213,059
Interest-bearing deposits with other banks	730,228	792,960
Investment Securities, Available-for-sale	3,183,776	3,021,126
Investment securities held-to-maturity (fair value $68,989 at December 31, 2024 and $71,688 at December 31, 2023)	76,960	80,321
Other investments	114,598	129,945
Loans held for sale, at fair value	13,181	9,213
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	11,761,778	10,933,176
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest	(156,791)	(141,433)
Net loans and leases	11,604,987	10,791,743
Premises and equipment	197,965	194,740
Operating Lease	209,119	153,214
Goodwill	1,007,656	1,005,868
Other intangibles	79,291	83,949
Accrued interest and other assets	1,178,242	1,056,762
Deposits
Interest-bearing demand	3,095,724	2,993,219
Savings	4,948,768	4,331,228
Time	3,152,265	2,718,390
Total interest-bearing deposits	11,196,757	10,042,837
Total assets	18,570,261	17,532,900
Noninterest-bearing	3,132,381	3,317,960
Total deposits	14,329,138	13,360,797
FHLB short-term borrowings	625,000	800,000
Other Short-term Borrowings	130,452	137,814
Total short-term borrowings	755,452	937,814
Long-term debt	347,509	344,115
Total borrowed funds	1,102,961	1,281,929
Accrued interest and other liabilities	700,121	622,200
Total liabilities	16,132,220	15,264,926
Shareholders' equity
Common stock - no par value	1,642,055	1,638,972
Retained earnings	1,276,329	1,136,718
Accumulated other comprehensive income (loss)	(289,799)	(309,819)
Treasury stock, at cost, 8,786,954 shares in 2024 and 9,140,550 shares in 2023	(190,544)	(197,897)
Total shareholders' equity	2,438,041	2,267,974
Total liabilities and shareholders’ equity	$ 18,570,261	$ 17,532,900
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	104,281,794	104,281,794
Commercial
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	$ 3,815,858	$ 3,501,221
Lease financing
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	598,045	474,817
Construction real estate
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	779,446	564,832
Commercial real estate
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	4,061,744	4,080,939
Residential real estate
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,462,284	1,333,674
Home equity
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	849,039	758,676
Installment
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	133,051	159,078
Credit card
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	$ 62,311	$ 59,939